Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues		$ 35,551,016	$ 32,424,269	$ 17,384,373
Cost of goods sold		17,588,738	18,272,017	9,265,313
Gross Profit		17,962,278	14,152,252	8,119,060
Operating Expenses
Selling expenses		1,797,926	1,580,825	1,462,144
General and administrative expenses		5,308,079	3,878,709	2,607,846
Research and development expenses		603,445	503,688	458,246
Total Operating Expenses		7,709,450	5,963,222	4,528,236
Income from Operations		10,252,828	8,189,030	3,590,824
Other Expense:
Interest expense		(1,012,960)	(1,450,389)	(1,032,329)
Other income (expense)		166,997	(283,205)	92,880
Total Other Expense, net		(845,963)	(1,733,594)	(939,449)
Income Before Income Taxes		9,406,865	6,455,436	2,651,375
Provision for Income Taxes		2,760,080	1,952,356	295,760
Net Income		6,646,785	4,503,080	2,355,615
Less: net income attributable to noncontrolling interest		668,396	399,559	41,270
Net income attributable to ReTo Eco-Solutions, Inc.		5,978,389	4,103,521	2,314,345
Net Income		6,646,785	4,503,080	2,355,615
Other Comprehensive Income (loss):
Foreign currency translation income (loss)		2,109,103	(1,699,975)	(905,144)
Comprehensive Income		8,755,888	2,803,105	1,450,471
Less: comprehensive income (loss) attributable to noncontrolling interest		1,265,817	(26,394)	(65,195)
Comprehensive income attributable to ReTo Eco-Solutions, Inc.		$ 7,490,071	$ 2,829,499	$ 1,515,666
Earnings per share
Basic and diluted		$ 0.35	$ 0.25	$ 0.13
Weighted average number of shares
Basic and diluted	[1]	19,130,137	18,043,836	17,840,000

[1]	Retroactively restated for effect of stock recapitalization